CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 3,217	$ 2,637	$ (1,289)
Foreign currency translation adjustments	473	(1,004)	782
Total other comprehensive income (loss)	473	(1,004)	782
Total comprehensive income (loss)	$ 3,690	$ 1,633	$ (507)